Derivative Instruments (Details) - Schedule of income statement effect of gains and losses related to warrants and derivative instruments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	$ 38,095		$ 18,180		$ (3,727)
Gain (loss) on natural gas swap contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	116		570
Gain (loss) on warrant liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	37,016		13,004
Gain (loss) on interest rate swap contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on warrants and derivative contracts	$ 963		$ 4,606